Deferred Offering Costs	12 Months Ended
Dec. 31, 2013
Deferred Offering Costs Disclosure [Abstract]
Deferred Offering Costs
Note 9 — Deferred Offering Costs

Deferred offering costs consist principally of legal, accounting and underwriters’ fees incurred related to the public offering of the Company’s common stock and warrants as discussed in Note 3, which were charged to capital as of the completion of the offering  on August 5, 2013.

	December 31, 2013	December 31, 2012

Professional and agents’ fees paid	$—	$57,500
Professional and agents’ fees included Accrued Expenses	—	142,071

Total	$—	$199,571